Loss before income taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation Of Property And Equipment	¥ 2,903	¥ 2,952	¥ 2,973
Amortization Of Intangible Asset	1	0	1
Directors
Salaries And Related Costs	552	816	602
Social Benefits Contribution	0	24	11
Key Management Personnel (other Than Directors)
Salaries And Related Costs	1,317	1,212	1,380
Social Benefits Contribution	10	0	11
Other Than Directors And Key Management Personnel
Salaries And Related Costs	605	689	578
Social Benefits Contribution	¥ 14	¥ 36	¥ 44